	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JANUARY 31, 2026

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 97.43%
	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 5.19%
20,300	Home Depot, Inc.	$7,604,177
71,925	TJX Companies Inc	10,775,084
115,312	Tractor Supply Company	5,867,075
		24,246,336

	Consumer Discretionary - Consumer Durables & Apparel -- 1.63%
123,307	NIKE, Inc.	7,621,606

	Consumer Discretionary - Consumer Services -- 2.90%
20,505	McDonald's Corporation	6,459,075
77,090	Starbucks Corporation	7,088,425
		13,547,500

	Consumer Staples - Consumer Staples Distribution & Retail -- 1.54%
85,925	Sysco Corporation	7,204,811

	Consumer Staples - Food, Beverage & Tobacco -- 2.84%
99,242	Coca-Cola Company	7,424,294
99,729	Mondelez International, Inc. Class A	5,831,155
		13,255,449

	Consumer Staples - Household & Personal Products -- 3.41%
46,550	Procter & Gamble Company	7,064,893
129,408	Unilever PLC Sponsored ADR	8,846,331
		15,911,224

	Energy - Energy -- 5.16%
57,055	Chevron Corporation	10,093,029
70,843	ConocoPhillips	7,383,966
119,100	Enterprise Products Partners L.P.	3,952,929
39,830	Williams Companies, Inc.	2,678,966
		24,108,890

	Financials - Banks -- 7.45%
39,040	JPMorgan Chase & Co.	11,941,946
52,800	PNC Financial Services Group, Inc.	11,790,240
197,405	U.S. Bancorp	11,076,394
		34,808,580

	Financials - Financial Services -- 9.66%
8,444	BlackRock, Inc.	9,448,329
47,780	Blackstone Inc.	6,804,828
114,155	Charles Schwab Corp	11,862,988
50,522	Cohen & Steers, Inc.	3,246,544
57,365	Nasdaq, Inc.	5,558,095

49,500	Raymond James Financial, Inc.	8,210,070
		45,130,854

	Financials - Insurance -- 1.68%
25,350	Chubb Limited	7,847,346

	Health Care - Health Care Equipment & Services -- 4.75%
88,763	Abbott Laboratories	9,701,796
75,400	Medtronic Plc	7,763,184
16,490	UnitedHealth Group Incorporated	4,731,476
		22,196,456

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 11.62%
38,619	AbbVie, Inc.	8,612,423
16,365	Amgen Inc.	5,594,866
120,155	AstraZeneca PLC Sponsored ADR	11,146,779
49,460	Johnson & Johnson	11,239,785
49,007	Merck & Co., Inc.	5,404,002
90,630	Novo Nordisk A/S	5,386,141
145,885	Sanofi Sponsored ADR	6,862,430
		54,246,426

	Industrials - Capital Goods -- 11.08%
97,931	A. O. Smith Corporation	7,196,949
6,825	Eaton Corporation plc	2,398,441
9,270	Honeywell International Inc.	2,109,110
38,845	IDEX Corporation	7,712,675
23,595	Illinois Tool Works Inc.	6,164,430
15,447	L3Harris Technologies Inc	5,296,004
31,340	Lincoln Electric Holdings, Inc.	8,316,069
15,620	Nordson Corporation	4,288,159
19,584	Rockwell Automation, Inc.	8,257,594
		51,739,431

	Industrials - Transportation -- 2.38%
47,292	Union Pacific Corporation	11,118,349

	Information Technology - Semiconductors & Semiconductor Equipment -- 7.30%
23,195	Analog Devices, Inc.	7,210,862
20,557	Broadcom Inc.	6,810,534
143,642	Microchip Technology Incorporated	10,905,301
42,520	Texas Instruments Incorporated	9,165,186
		34,091,883

	Information Technology - Software & Services -- 6.16%
26,240	Accenture plc	6,917,914
23,571	International Business Machines Corporation	7,229,226
33,972	Microsoft Corporation	14,617,812
		28,764,952

	Information Technology - Technology Hardware & Equipment -- 1.50%
89,095	Cisco Systems, Inc.	6,977,920

	Materials - Materials -- 1.39%
23,829	Air Products and Chemicals, Inc.	6,493,402

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 3.34%
37,690	American Tower Corporation	6,757,063
10,750	Equinix, Inc.	8,824,997
		15,582,060

	Utilities - Utilities -- 6.45%
102,185	Alliant Energy Corporation	6,735,013
102,185	CMS Energy Corporation	7,305,206
103,610	NextEra Energy, Inc.	9,107,319
63,200	WEC Energy Group Inc	6,994,344
		30,141,882

	TOTAL COMMON STOCKS
	(cost $297,180,962)	455,035,357

SHORT-TERM INVESTMENTS -- 2.55%
	Money Market Deposit Account -- 0.20%
$ 921,553	U.S. Bank Money Market, 3.45%	921,553

	Money Market Fund -- 1.07%
	First American Money Market Funds Government Obligations Fund - X Class,
5,000,000	7-day net yield, 3.61%	5,000,000

	U.S. Government Security -- 1.28%
6,000,000	U.S. Treasury Bill 02/10/2026, 2.908%	5,995,223

	TOTAL SHORT-TERM INVESTMENTS
	(cost $11,916,392)	11,916,776

	TOTAL INVESTMENTS
	(cost $309,097,354) - 99.98%	466,952,133

	OTHER ASSETS, NET OF LIABILITIES - 0.02%	100,359

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$467,052,492

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820 -10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$455,035,357
Money Market Deposit Account	921,553
Money Market Fund	5,000,000
Level 2
U.S. Government Security	5,995,223
Level 3
None	—
Total	$466,952,133

(1) See Schedule above for further detail by industry.